Discontinued Operations and Assets Held For Sale (Tables)	12 Months Ended
Dec. 31, 2015
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures
The following table represents the components of operating results from discontinued operations, as presented in the consolidated statements of operations:

	As of December 31,
	2015	2014
Revenue	$—	$37
Operating expenses	—	(266)
Operating loss	—	(229)
Non-operating income (expense)	—	20
Loss before taxes on income	—	(209)
Income tax expense	—	(246)
Loss from discontinued operations	$—	$(455)